Financial assets at fair value through other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2025
Financial assets at fair value through other comprehensive income [abstract]
Summary of financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
in EUR million	30 June 2025	31 December 2024
Equity securities	2,753	2,562
Debt securities [1]	45,618	42,219
Loans and advances [1]	1,475	1,608
	49,846	46,389
[1]     Debt securities include an amount of EUR -15 million (31 December 2024: EUR -12 million) and the Loans and advances includes EUR -2 million (31 December 2024: EUR -7 million) of Loan loss provisions.

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income

Equity securities at fair value through other comprehensive income
	Carrying value	Carrying value [1]	Dividend income	Dividend income [1]
in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Investment in Bank of Beijing	2,238	2,241	39	101
Investment in Van Lanschot Kempen	232	51	12	2
Other Investments	283	270	5	16
	2,753	2,562	56	117
[1] Table has been updated to present the stake in Van Lanschot Kempen separately from other investments..

Summary of changes in fair value through other comprehensive income financial assets

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Opening balance as at 1 January	2,562	1,885	43,827	39,231	46,389	41,116
Additions	158	11	11,160	21,080	11,318	21,091
Amortisation			36	77	36	77
Transfers and reclassifications	8		-1	1	6	1
Changes in unrealised revaluations [2]	275	605	393	-96	668	509
Impairments			-1	2	-1	2
Reversals of impairments			1	-7	1	-7
Disposals and redemptions	-4	-1	-7,164	-16,906	-7,168	-16,907
Exchange rate differences	-226	62	-1,159	443	-1,385	506
Other changes	-19				-19
Closing balance	2,753	2,562	47,093	43,827	49,846	46,389
[1]Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
[2]Changes in unrealised revaluations of FVOCI debt instruments include changes on hedged items which are recognised in the statement of profit or loss. Reference is made to Note 11 'Equity' for details on the changes in revaluation reserve.